UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

/s/William Young--St. Louis, MO  January 3, 2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      50
Form 13F Information Table Value Total:       $112,804
                                             (x thousand)

List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ADVANCED AUTO PARTS INC        COM              00751Y106     1559    23570 SH       DEFINED                     0        0    23570
AGILENT TECHNOLOGIES INC       COM              00846U101     4207   101550 SH       DEFINED                     0        0   101550
AIR METHODS CORP PAR $.06 NEW  COM              009128307     2032    36120 SH       DEFINED                     0        0    36120
ALEXION PHARMACUETICALS INC    COM              015351109     1899    23570 SH       DEFINED                     0        0    23570
ALLERGAN INC                   COM              018490102     2951    42975 SH       DEFINED                     0        0    42975
APPLIED INDUSTRIAL TECH INC    COM              03820C105     1467    45160 SH       DEFINED                     0        0    45160
ARCH COAL INC                  COM              039380100     1899    54170 SH       DEFINED                     0        0    54170
AUTONATION INC                 COM              05329W102     1713    60760 SH       DEFINED                     0        0    60760
BALDOR ELECTRIC CO             COM              057741100     2276    36110 SH       DEFINED                     0        0    36110
BEST BUY INC                   COM              086516101     2425    70720 SH       DEFINED                     0        0    70720
BROADCOM CORPORATION           COM              111320107     3629    83335 SH       DEFINED                     0        0    83335
CATALYST HEALTH SOLUTIONS INC  COM              14888B103     2234    48060 SH       DEFINED                     0        0    48060
CELGENE CORPORATION            COM              151020104     2492    42140 SH       DEFINED                     0        0    42140
COACH INC                      COM              189754104     3782    68380 SH       DEFINED                     0        0    68380
DARDEN RESTAURANTS INC         COM              237194105     1398    30095 SH       DEFINED                     0        0    30095
DAVITA INC                     COM              23918K108     3164    45535 SH       DEFINED                     0        0    45535
DOLLAR TREE INC                COM              256746108     1044    18620 SH       DEFINED                     0        0    18620
ECOLAB INC                     COM              278865100     3170    62870 SH       DEFINED                     0        0    62870
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205     1061    29720 SH       DEFINED                     0        0    29720
FMC CORP (NEW)                 COM              302491303     1722    21560 SH       DEFINED                     0        0    21560
FEDEX CORP                     COM              31428X106     2501    26890 SH       DEFINED                     0        0    26890
GRACO INC                      COM              384109104     1775    45000 SH       DEFINED                     0        0    45000
GRAINGER W W INC               COM              384802104     2940    21285 SH       DEFINED                     0        0    21285
GULF RESOURCES INC             COM              40251W309      973    91000 SH       DEFINED                     0        0    91000
HIBBETT SPORTS INC             COM              428567101     1999    54160 SH       DEFINED                     0        0    54160
HOLLY CORP                        COM PAR $0.01 435758305     2045    50160 SH       DEFINED                     0        0    50160
IDEX CORP                      COM              45167R104     1609    41130 SH       DEFINED                     0        0    41130
IDEXX LABORATORIES INC         COM              45168D104     1618    23380 SH       DEFINED                     0        0    23380
KOHLS CORP                     COM              500255104     3097    56985 SH       DEFINED                     0        0    56985
LKQ CORP                       COM              501889208     1504    66210 SH       DEFINED                     0        0    66210
LEAR CORP                      COM              521865204     1346    13640 SH       DEFINED                     0        0    13640
LUFKIN INDUSTRIES INC          COM              549764108     1941    31110 SH       DEFINED                     0        0    31110
MSC INDUSTRIAL DIRECT CORP     COM              553530106     1622    25070 SH       DEFINED                     0        0    25070
MARATHON OIL CORP              COM              565849106     2939    79370 SH       DEFINED                     0        0    79370
MCDONALDS CORP                 COM              580135101     4629    60305 SH       DEFINED                     0        0    60305
MICROCHIP TECHNOLOGY INC       COM              595017104     1578    46140 SH       DEFINED                     0        0    46140
NOVELLUS SYSTEMS INC           COM              670008101     1653    51160 SH       DEFINED                     0        0    51160
PEPSICO INC                    COM              713448108     2890    44235 SH       DEFINED                     0        0    44235
PRAXAIR INC                    COM              74005P104     3059    32040 SH       DEFINED                     0        0    32040
QUALCOMM INC                   COM              747525103     2381    48110 SH       DEFINED                     0        0    48110
STARBUCKS CORPORATION          COM              855244109     3666   114100 SH       DEFINED                     0        0   114100
SYNAPTICS INC                  COM              87157D109     1557    53000 SH       DEFINED                     0        0    53000
SYSCO CORP                     COM              871829107     2990   101690 SH       DEFINED                     0        0   101690
TECH DATA CORPORATION          COM              878237106     1282    29115 SH       DEFINED                     0        0    29115
UNITED NATURAL FOODS           COM              911163103     1472    40140 SH       DEFINED                     0        0    40140
UNUM GROUP                     COM              91529Y106     3694   152520 SH       DEFINED                     0        0   152520
VALSPAR CORP                   COM              920355104     1487    43140 SH       DEFINED                     0        0    43140
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     3534    51005 SH       DEFINED                     0        0    51005
WATERS CORP                    COM              941848103     1551    19960 SH       DEFINED                     0        0    19960
WATSON PHARMACEUTICALS         COM              942683103     1348    26090 SH       DEFINED                     0        0    26090